Significant accounting policies - Text details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant accounting policies [Line items]
Impact on net income due to tax adjustments			€ 20.0
Impact on opening retained earnings due to tax adjustments		€ 55.0
Company [Member]
Disclosure of significant accounting policies [Line items]
Classification and measurement remaining available for sale equity investments carried at FVOCI	€ 130.0
IFRS 9 [Member]
Disclosure of significant accounting policies [Line items]
Redesignated financial asset as at fair value through profit or loss	21.0
Reclassification fair value OCI to retained earnings, available-for-sale financial assets	5.0
Classification and measurement remaining available for sale equity investments carried at FVOCI	396.0
Classification and measurement debt investments classified as available-for-sale impact	29.0
Classification and measurement debt investments classified as held-to-maturity measured at amortized cost impact	0.6
Classification and measurement impact on hold to collect and sell factored receivables	48.0
IFRS 9 [Member] | Company [Member]
Disclosure of significant accounting policies [Line items]
Redesignated financial asset as at fair value through profit or loss	14.0
Reclassification fair value OCI to retained earnings, available-for-sale financial assets	5.0
Classification and measurement debt investments classified as available-for-sale impact
Classification and measurement debt investments classified as held-to-maturity measured at amortized cost impact
Classification and measurement impact on hold to collect and sell factored receivables
IFRS 15 - Costs of obtaining a contract [Member]
Disclosure of significant accounting policies [Line items]
Impact on equity	51.0
Costs of obtaining a contract gross impact	68.0
Costs of obtaining a contract tax impact	17.0
IFRS 15 - Royalty income [Member]
Disclosure of significant accounting policies [Line items]
Deferred revenue recorded as an increase in retained earnings	34.0
Release of deferred tax assets	7.0
Impact on equity	25.0
IFRS 16 [Member]
Disclosure of significant accounting policies [Line items]
Off-balance operating lease obligations (undiscounted)	€ 741.0
Bottom of range [Member]
Disclosure of significant accounting policies [Line items]
Presumed significant influence, voting rights	20.00%
Top of range [Member]
Disclosure of significant accounting policies [Line items]
Presumed significant influence, voting rights	50.00%